INVESTMENTS IN ASSOCIATED COMPANY	12 Months Ended
Dec. 31, 2025
Investments In Associated Company
INVESTMENTS IN ASSOCIATED COMPANY

NOTE 5 - INVESTMENTS IN ASSOCIATED COMPANY:

Entity	Country of Incorporation	Percentage Owned December 31, 2025	Percentage Owned December 31, 2024
Yahaloma Technologies Inc.	Canada	50%	50%

The proportion of ownership interest is equal to the proportion of voting power held.

Yahaloma Technologies Inc.

On April 30, 2019, Security Matters Ltd. signed an agreement with Trifecta Industries Inc. (“Trifecta”) for the commercialization of Security Matters Ltd.’s trace technology in the diamonds and precious stone industry.

Under the terms of the agreement, Security Matters Ltd. and Trifecta established a new entity – Yahaloma Technologies Inc. (“Yahaloma”), which is equally held by Security Matters Limited and Trifecta.

Yahaloma has the exclusive rights and responsibility to commercialize the Group’s intellectual property in the area of diamonds or precious stone. Management has assessed the transaction and reached the conclusion that the new entity is jointly controlled by Security Matters Limited and Trifecta. Management has further determined that the contractual arrangement provides the parties to the joint arrangement with rights to the net assets of the arrangement. The contractual arrangement establishes each party’s share in the profit or loss relating to the activities of the arrangement. The arrangement is a joint venture and the Company’s interests in this joint venture is accounted for using the equity method of accounting.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)